WARRANTS (Details)	12 Months Ended
Dec. 31, 2021 shares
WARRANTS
Outstanding as of January 1, 2022	0
Granted	435,720,435
Exchanged for common shares	14,437,500
Outstanding as of December 31, 2022	421,282,935